UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Traxis Partners LP

Address:   4 Greenwich Office Park, 2nd Fl
           Greenwich, CT  06831


Form 13F File Number: 28-10868


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Jaffe
Title:  Chief Operating Officer
Phone:  203 769 8677

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Jaffe                     Greenwich, Connecticut             8/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             105

Form 13F Information Table Value Total:  $      508,026
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
ELAN PLC CALL                CALL             284131908   6726.0    46100 SH  CALL SOLE                  46100      0      0
COVIDIEN PLC                 SHS              G2554F113   5350.0   100000 SH       SOLE                 100000      0      0
WEATHERFORD INTL LTD         SHS              H27013103    567.0    44895 SH       SOLE                      0      0  44895
ABBOTT LABORATORIES          COM              002824100   5719.2    88711 SH       SOLE                      0      0  88711
AETNA INC                    COM              00817Y108   1938.5    50000 SH       SOLE                  50000      0      0
AGILENT TECHNOLOGIES INC     COM              00846U101   3727.8    95000 SH       SOLE                  95000      0      0
ALTRIA GROUP INC             COM              02209S103    233.9     6770 SH       SOLE                      0      0   6770
AMAZON.COM INC               COM              023135106   2861.9    12533 SH       SOLE                  10343      0   2190
AMERISOURCEBERGEN CORP       COM              03073E105   4196.7   106650 SH       SOLE                 106650      0      0
AMERIGROUP CORP              COM              03073T102   6591.0   100000 SH       SOLE                 100000      0      0
APPLE INC                    COM              037833100  10210.1    17483 SH       SOLE                   4825      0  12658
BP PLC-SPONS ADR             ADR              055622104    409.5    10100 SH       SOLE                      0      0  10100
BAKER HUGHES INC             COM              057224107    914.8    22258 SH       SOLE                      0      0  22258
IPATH MSCI INDIA INDEX ETN   ETN              06739F291   1287.2    24960 SH       SOLE                      0      0  24960
BIOMARIN PHARMACEUTICAL INC  COM              09061G101   3166.4    80000 SH       SOLE                  80000      0      0
BROADCOM CORP-CL A           CL A             111320107   3397.3   100513 SH       SOLE                  52947      0  47566
CVS CAREMARK CORP            COM              126650100   2102.9    45000 SH       SOLE                  45000      0      0
CARDINAL HEALTH INC          COM              14149Y108   4410.0   105000 SH       SOLE                 105000      0      0
CAREFUSION CORP              COM              14170T101   3135.5   122100 SH       SOLE                 122100      0      0
CATALYST HEALTH SOLUTIONS IN COM              14888B103   3270.4    35000 SH       SOLE                  35000      0      0
CATERPILLAR INC              COM              149123101   6921.4    81515 SH       SOLE                      0      0  81515
CELGENE CORP                 COM              151020104   2566.4    40000 SH       SOLE                  40000      0      0
CENTENE CORP                 COM              15135B101   2714.4    90000 SH       SOLE                  90000      0      0
CHEVRON CORP                 COM              166764100    672.6     6375 SH       SOLE                      0      0   6375
CISCO SYSTEMS INC            COM              17275R102   7146.9   416245 SH       SOLE                      0      0 416245
COCA-COLA CO/THE             COM              191216100    455.8     5830 SH       SOLE                      0      0   5830
DEERE & CO                   COM              244199105   3457.4    42753 SH       SOLE                      0      0  42753
DESARROLLADORA HOMEX-ADR     ADR              25030W100    585.2    38000 SH       SOLE                  38000      0      0
DU PONT (E.I.) DE NEMOURS    COM              263534109  19239.7   380457 SH       SOLE                      0      0 380457
EMC CORP/MA                  COM              268648102   5349.6   208725 SH       SOLE                  74575      0 134150
ELAN CORP PLC -SPONS ADR     ADR              284131208   1459.0   100000 SH       SOLE                 100000      0      0
EXPRESS SCRIPTS HOLDING CO   COM              302182100   5024.7    90000 SH       SOLE                  90000      0      0
FREEPORT-MCMORAN COPPER      COM              35671D857    543.1    15940 SH       SOLE                      0      0  15940
GENERAL ELECTRIC CO          COM              369604103    715.0    34310 SH       SOLE                      0      0  34310
GOOGLE INC-CL A              CL A             38259P508   5491.5     9467 SH       SOLE                   3175      0   6292
HCA HOLDINGS INC             COM              40412C101   6846.8   225000 SH       SOLE                 225000      0      0
HEALTH MGMT ASSOCIATES INC-A CL A             421933102   3336.3   425000 SH       SOLE                 425000      0      0
HEALTH NET INC               COM              42222G108   3397.8   140000 SH       SOLE                 140000      0      0
HEARTWARE INTERNATIONAL INC  COM              422368100   1776.0    20000 SH       SOLE                  20000      0      0
HOSPIRA INC                  COM              441060100   2448.6    70000 SH       SOLE                  70000      0      0
HUMANA INC                   COM              444859102   3872.0    50000 SH       SOLE                  50000      0      0
INCYTE CORP                  COM              45337C102   1135.0    50000 SH       SOLE                  50000      0      0
INSULET CORP                 COM              45784P101    940.3    44000 SH       SOLE                  44000      0      0
INTERMUNE INC                COM              45884X103   1195.0   100000 SH       SOLE                 100000      0      0
INTL BUSINESS MACHINES CORP  COM              459200101   1473.9     7536 SH       SOLE                      0      0   7536
ISHARES MSCI BRAZIL          MSCI BRAZIL      464286400  16754.6   324074 SH       SOLE                 324074      0      0
ISHARES MSCI SOUTH KOREA IND MSCI S KOREA     464286772  12003.4   219000 SH       SOLE                 219000      0      0
ISHARES S&P 100 INDEX FUND   S&P 100 IDX FD   464287101   8808.3   141000 SH       SOLE                      0      0 141000
ISHARES FTSE CHINA 25 INDEX  FTSE CHINA25 IDX 464287184  41400.8  1229605 SH       SOLE                 823600      0 406005
ISHARES MSCI EMERGING MKT IN MSCI EMERG MKT   464287234  54594.6  1393075 SH       SOLE                1342000      0  51075
ISHARES RUSSELL 2000         RUSSELL 2000     464287655  20748.0   260490 SH       SOLE                 249700      0  10790
JPMORGAN CHASE & CO          COM              46625H100   1229.4    34409 SH       SOLE                      0      0  34409
JOHNSON & JOHNSON            COM              478160104   9464.2   140086 SH       SOLE                      0      0 140086
JUNIPER NETWORKS INC         COM              48203R104   1160.4    71148 SH       SOLE                  71148      0      0
ESTEE LAUDER COMPANIES-CL A  CL A             518439104   3187.8    58902 SH       SOLE                      0      0  58902
MARKET VECTORS OIL SERVICE E OIL SERVICE ETF  57060U191   8208.4   230314 SH       SOLE                 230314      0      0
MCDONALD'S CORP              COM              580135101   3085.7    34855 SH       SOLE                      0      0  34855
MCKESSON CORP                COM              58155Q103   2812.5    30000 SH       SOLE                  30000      0      0
MEDIVATION INC               COM              58501N101   2742.0    30000 SH       SOLE                  30000      0      0
MERCK & CO. INC.             COM              58933Y105   3689.9    88382 SH       SOLE                      0      0  88382


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
METLIFE INC                  COM              59156R108   4035.2   130800 SH       SOLE                      0      0 130800
MICROSOFT CORP               COM              594918104   2385.2    77973 SH       SOLE                      0      0  77973
MOLINA HEALTHCARE INC        COM              60855R100   2580.6   110000 SH       SOLE                 110000      0      0
MORGAN STANLEY               NEW              617446448   2307.3   158143 SH       SOLE                      0      0 158143
NETAPP INC                   COM              64110D104   1443.8    45375 SH       SOLE                  45375      0      0
NEWMONT MINING CORP          COM              651639106    218.3     4500 SH       SOLE                      0      0   4500
NXSTAGE MEDICAL INC          COM              67072V103   1257.0    75000 SH       SOLE                  75000      0      0
ONYX PHARMACEUTICALS INC     COM              683399109   1329.0    20000 SH       SOLE                  20000      0      0
PARKER HANNIFIN CORP         COM              701094104   1613.5    20987 SH       SOLE                      0      0  20987
PEPSICO INC                  COM              713448108   2478.8    35080 SH       SOLE                      0      0  35080
PETROLEO BRASILEIRO S.A.-ADR ADR              71654V408   3566.3   190000 SH       SOLE                 190000      0      0
PFIZER INC                   COM              717081103   1307.0    56825 SH       SOLE                      0      0  56825
PHILIP MORRIS INTERNATIONAL  COM              718172109   5400.5    61890 SH       SOLE                      0      0  61890
PLUM CREEK TIMBER CO         COM              729251108   1472.5    37090 SH       SOLE                      0      0  37090
POTASH CORP OF SASKATCHEWAN  COM              73755L107   8877.8   203200 SH       SOLE                      0      0 203200
POWERSHARES QQQ NASDAQ 100   UNIT SER 1       73935A104   2765.3    43100 SH       SOLE                      0      0  43100
PROCTER & GAMBLE CO/THE      COM              742718109   6301.6   102884 SH       SOLE                      0      0 102884
QUALCOMM INC                 COM              747525103  11231.1   201708 SH       SOLE                  33288      0 168420
QUALITY SYSTEMS INC          COM              747582104   2063.3    75000 SH       SOLE                  75000      0      0
QUEST DIAGNOSTICS INC        COM              74834L100   2396.0    40000 SH       SOLE                  40000      0      0
ST JUDE MEDICAL INC          COM              790849103   3683.7    92300 SH       SOLE                  92300      0      0
SCHLUMBERGER LTD             COM              806857108   4724.0    72777 SH       SOLE                      0      0  72777
INDUSTRIAL SELECT SECT SPDR  SBI INT - INDS   81369Y704  14617.6   409800 SH       SOLE                 409800      0      0
SHIRE PLC-ADR                ADR              82481R106   1727.8    20000 SH       SOLE                  20000      0      0
STRYKER CORP                 COM              863667101   1653.0    30000 SH       SOLE                  30000      0      0
TEVA PHARMACEUTICAL-SP ADR   ADR              881624209   2760.8    70000 SH       SOLE                  70000      0      0
TEXAS INSTRUMENTS INC        COM              882508104   1721.4    60000 SH       SOLE                      0      0  60000
3M CO                        COM              88579Y101   3763.6    42005 SH       SOLE                      0      0  42005
UNILEVER N V  -NY SHARES     NEW              904784709   6663.3   199800 SH       SOLE                      0      0 199800
UNION PACIFIC CORP           COM              907818108   1330.3    11150 SH       SOLE                      0      0  11150
UNITED CONTINENTAL HOLDINGS  COM              910047109    220.7     9070 SH       SOLE                      0      0   9070
UNITED TECHNOLOGIES CORP     COM              913017109   2819.9    37335 SH       SOLE                      0      0  37335
UNIVERSAL HEALTH SERVICES-B  CL B             913903100   5826.6   135000 SH       SOLE                 135000      0      0
VALE SA-SP ADR               ADR              91912E105   3275.3   165000 SH       SOLE                 165000      0      0
VARIAN MEDICAL SYSTEMS INC   COM              92220P105   1215.4    20000 SH       SOLE                  20000      0      0
VERTEX PHARMACEUTICALS INC   COM              92532F100   1677.6    30000 SH       SOLE                  30000      0      0
VMWARE INC-CLASS A           COM              928563402  10637.9   116849 SH       SOLE                  21157      0  95692
WAL-MART STORES INC          COM              931142103   1525.3    21878 SH       SOLE                      0      0  21878
WALGREEN CO                  COM              931422109   2662.2    90000 SH       SOLE                  90000      0      0
WATSON PHARMACEUTICALS INC   COM              942683103   4439.4    60000 SH       SOLE                  60000      0      0
WELLCARE HEALTH PLANS INC    COM              94946T106   6360.0   120000 SH       SOLE                 120000      0      0
WELLPOINT INC                COM              94973V107    465.0     7290 SH       SOLE                      0      0   7290
WILLIAMS COS INC             COM              969457100   3948.3   137000 SH       SOLE                      0      0 137000
WPX ENERGY INC               COM              98212B103    614.8    37998 SH       SOLE                      0      0  37998
ZIMMER HOLDINGS INC          COM              98956P102   5792.4    90000 SH       SOLE                  90000      0      0


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